Document and Entity Information Document	May 20, 2020
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000082166
Document Type	8-K
Document Period End Date	May 20, 2020
Entity Registrant Name	RAVEN INDUSTRIES, INC.
Entity Incorporation, State or Country Code	SD
Entity File Number	001-07982
Entity Tax Identification Number	46-0246171
Entity Address, Address Line One	205 East 6th Street, P.O. Box 5107
Entity Address, City or Town	Sioux Falls,
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57117-5107
City Area Code	605
Local Phone Number	336-2750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	RAVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false